Non-Current Assets - Right of Use Assets - Summary of Carrying Amount of Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	$ 84
Net carrying amount	0	$ 84
Right-of-Use Asset Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	534	534
Net carrying amount	534	534
Right-of-Use-Asset Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(450)	(366)
Charge to the period	(84)	(84)
Net carrying amount	$ (534)	$ (450)